                                                           FILE NUMBER 028-06458

                                   FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

        Report for the Calendar Year or Quarter Ended December 31, 2001

                      If amended report check here: _____



Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13th day of February, 2002.



                              By: /s/ William M. Lane
                                  --------------------------------
                                   William M Lane, Vice President
                                   for The Torray Corporation

December 31, 2001                      Form 13F - The Torray Corporation

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
             Item 1                 Item 2         Item 3          Item 4       Item 5              Item 6                 Item 7
                                    Title          CUSIP        Fair Market     Total                Invest
                                                                                          -----------------------------
Name of Issuer                      of Class       Number           Value        Shares   (a)Sole   (b)Shared  (c)Other  Managers
--------------                      --------       ------           -----        ------   -------   ---------  --------  --------
Agilent Technologies Inc.            common      00846U101       42,973,123    1,507,300      X                               All
Abbott Laboratories                  common      002824100       67,936,950    1,218,600      X                               All
Automatic Data Processing Inc.       common      053015103       44,911,250      762,500      X                               All
American International Group         common      026874107       37,730,880      475,200      X                               All
American Express Company             common      025816109       39,341,087    1,102,300      X                               All
Bank of America Corporation          common      060505104       65,027,350    1,033,000      X                               All
Bristol-Myers Squibb Company         common      110122108       77,841,300    1,526,300      X                               All
Boston Scientific Corporation        common      101137107       61,385,400    2,545,000      X                               All
Citigroup, Inc.                      common      172967101       26,772,421      530,357      X                               All
Carnival Corporation                 common      143658102       58,541,184    2,084,800      X                               All
Clear Channel Communications         common      184502102       79,602,876    1,563,600      X                               All
Rockwell Collins                     common      774341101       24,205,350    1,241,300      X                               All
CarrAmerica Realty Corporation       common      144418100       39,277,490    1,304,900      X                               All
Disney (Walt) Company                common      254687106       43,439,480    2,096,500      X                               All
Emerson Electric Company             common      291011104       30,011,760      525,600      X                               All
Gannett Company Inc.                 common      364730101       37,763,091      561,700      X                               All
Hughes Electronics Corporation       common      370442832       95,301,780    6,168,400      X                               All
Honeywell International Inc.         common      438516106       69,730,076    2,061,800      X                               All
Hewlett-Packard Company              common      428236103       41,525,718    2,021,700      X                               All
Interpublic Group of Companies       common      460690100       74,618,040    2,526,000      X                               All
Illinois Tool Works                  common      452308109      103,835,076    1,533,300      X                               All
Johnson & Johnson                    common      478160104       37,197,540      629,400      X                               All
J.P. Morgan Chase & Company          common      46625H100       85,209,853    2,344,150      X                               All
Kimberly-Clark Corporation           common      494368103       50,871,860      850,700      X                               All
Markel Corporation                   common      570535104       48,165,063      268,105      X                               All
Merck & Co. Inc.                     common      589331107       33,510,120      569,900      X                               All
Bank One Corporation                 common      06423A103       48,539,150    1,243,000      X                               All
Procter & Gamble Company             common      742718109       45,555,141      575,700      X                               All
Tribune Company                      common      896047107       75,840,666    2,026,200      X                               All
United Technologies Corporation      common      913017109       86,642,978    1,340,600      X                               All

                                                             ---------------
                                                              1,673,304,053
                                                             ===============

             Item 1                                    Item 8
                                                   Voting Authority
                                         ---------------------------------------
Name of Issuer                            (a) Sole    (b) Shared    (c)None
--------------                            --------    ----------    -------
Agilent Technologies Inc.                1,507,300
Abbott Laboratories                      1,218,600
Automatic Data Processing Inc.             762,500
American International Group               475,200
American Express Company                 1,102,300
Bank of America Corporation              1,033,000
Bristol-Myers Squibb Company             1,526,300
Boston Scientific Corporation            2,545,000
Citigroup, Inc.                            530,357
Carnival Corporation                     2,084,800
Clear Channel Communications             1,563,600
Rockwell Collins                         1,241,300
CarrAmerica Realty Corporation           1,304,900
Disney (Walt) Company                    2,096,500
Emerson Electric Company                   525,600
Gannett Company Inc.                       561,700
Hughes Electronics Corporation           6,168,400
Honeywell International Inc.             2,061,800
Hewlett-Packard Company                  2,021,700
Interpublic Group of Companies           2,526,000
Illinois Tool Works                      1,533,300
Johnson & Johnson                          629,400
J.P. Morgan Chase & Company              2,344,150
Kimberly-Clark Corporation                 850,700
Markel Corporation                         268,105
Merck & Co. Inc.                           569,900
Bank One Corporation                     1,243,000
Procter & Gamble Company                   575,700
Tribune Company                          2,026,200
United Technologies Corporation          1,340,600
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